N-4	Jun. 07, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Jun. 07, 2024
Amendment Flag	false
Nationwide Destination All American Gold (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	In the table under the Custom Choice Asset Rebalancing Service Investment Options sub-section in Appendix A: Underlying Mutual Funds Available Under the Contract, the American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 is incorrectly listed as available in Group A, and is corrected to be available in Group B. Effective on May 1, 2024, the following underlying mutual fund is added as an investment option under the contract. •AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class BAccordingly, Appendix A: Underlying Mutual Funds Available Under the Contract is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	0.91%*	34.79%	17.56%	14.60%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	0.91%*	34.79%	17.56%	14.60%

Portfolio Company Objective [Text Block]	Type
Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Destination All American Gold (2.0) | AllianceBernsteinVariableProductsSeriesFundIncABVPSLargeCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	34.79%
Average Annual Total Returns, 5 Years [Percent]	17.56%
Average Annual Total Returns, 10 Years [Percent]	14.60%
Nationwide Destination Navigator NY (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	In the table under the Custom Choice Asset Rebalancing Service Investment Options sub-section in Appendix A: Underlying Mutual Funds Available Under the Contract, the American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 is incorrectly listed as available in Group A, and is corrected to be available in Group B. Effective on May 1, 2024, the following underlying mutual fund is added as an investment option under the contract. •AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class BAccordingly, Appendix A: Underlying Mutual Funds Available Under the Contract is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	0.91%*	34.79%	17.56%	14.60%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	0.91%*	34.79%	17.56%	14.60%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Destination Navigator NY (2.0) | AllianceBernsteinVariableProductsSeriesFundIncABVPSLargeCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	34.79%
Average Annual Total Returns, 5 Years [Percent]	17.56%
Average Annual Total Returns, 10 Years [Percent]	14.60%
Nationwide Destination All American Gold NY (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	In the table under the Custom Choice Asset Rebalancing Service Investment Options sub-section in Appendix A: Underlying Mutual Funds Available Under the Contract, the American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 is incorrectly listed as available in Group A, and is corrected to be available in Group B. Effective on May 1, 2024, the following underlying mutual fund is added as an investment option under the contract. •AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class BAccordingly, Appendix A: Underlying Mutual Funds Available Under the Contract is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	0.91%*	34.79%	17.56%	14.60%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	0.91%*	34.79%	17.56%	14.60%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Destination All American Gold NY (2.0) | AllianceBernsteinVariableProductsSeriesFundIncABVPSLargeCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	34.79%
Average Annual Total Returns, 5 Years [Percent]	17.56%
Average Annual Total Returns, 10 Years [Percent]	14.60%
Nationwide Destination Navigator (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	In the table under the Custom Choice Asset Rebalancing Service Investment Options sub-section in Appendix A: Underlying Mutual Funds Available Under the Contract, the American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 is incorrectly listed as available in Group A, and is corrected to be available in Group B. Effective on May 1, 2024, the following underlying mutual fund is added as an investment option under the contract. •AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class BAccordingly, Appendix A: Underlying Mutual Funds Available Under the Contract is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	0.91%*	34.79%	17.56%	14.60%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	0.91%*	34.79%	17.56%	14.60%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Destination Navigator (2.0) | AllianceBernsteinVariableProductsSeriesFundIncABVPSLargeCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	34.79%
Average Annual Total Returns, 5 Years [Percent]	17.56%
Average Annual Total Returns, 10 Years [Percent]	14.60%
Nationwide Destination B NY (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	In the table under the Custom Choice Asset Rebalancing Service Investment Options sub-section in Appendix A: Underlying Mutual Funds Available Under the Contract, the American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 is incorrectly listed as available in Group A, and is corrected to be available in Group B. Effective on May 1, 2024, the following underlying mutual fund is added as an investment option under the contract. •AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class BAccordingly, Appendix A: Underlying Mutual Funds Available Under the Contract is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	0.91%*	34.79%	17.56%	14.60%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	0.91%*	34.79%	17.56%	14.60%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Destination B NY (2.0) | AllianceBernsteinVariableProductsSeriesFundIncABVPSLargeCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	34.79%
Average Annual Total Returns, 5 Years [Percent]	17.56%
Average Annual Total Returns, 10 Years [Percent]	14.60%
Nationwide Destination B (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	In the table under the Custom Choice Asset Rebalancing Service Investment Options sub-section in Appendix A: Underlying Mutual Funds Available Under the Contract, the American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 is incorrectly listed as available in Group A, and is corrected to be available in Group B. Effective on May 1, 2024, the following underlying mutual fund is added as an investment option under the contract. •AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class BAccordingly, Appendix A: Underlying Mutual Funds Available Under the Contract is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	0.91%*	34.79%	17.56%	14.60%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	0.91%*	34.79%	17.56%	14.60%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Destination B (2.0) | AllianceBernsteinVariableProductsSeriesFundIncABVPSLargeCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	34.79%
Average Annual Total Returns, 5 Years [Percent]	17.56%
Average Annual Total Returns, 10 Years [Percent]	14.60%